Core Plus Fixed Income Portfolio (Prospectus Summary) | Core Plus Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Objective
The Core Plus Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold the shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Plus Fixed Income Portfolio	Class I	Class P
Advisory Fee	0.375%	0.375%
Distribution and/or Service (12b-1) Fee	none	0.25%
Other Expenses	0.28%	0.28%
Total Annual Portfolio Operating Expenses	0.66%	0.91%

Example
The example below is intended to help you compare the cost of investing in the

Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Core Plus Fixed Income Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	67	211	368	822
Class P	93	290	504	1,120

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or

"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total

Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 225% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate, municipal, mortgage and asset backed securities and will ordinarily seek to maintain an average weighted maturity between five and ten years.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues.

The Adviser relies upon value measures to guide its decisions regarding sector,

security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The

Adviser also measures various types of risk by monitoring interest rates,

inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations.

The Portfolio may invest opportunistically in high yield securities (commonly referred to as "junk bonds"). The Portfolio may also invest in public bank loans made by banks or other financial institutions. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available. These public bank loans may be rated investment grade or below investment grade. In addition, the Portfolio may invest in convertible securities.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations

("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis

("TBAs"). The Portfolio may also invest in securities of foreign issuers,

including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may also invest in restricted and illiquid securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80%

policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• High Yield Securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the

Portfolio may not be able to sell them quickly at a fair price. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio's net asset value ("NAV"). The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates.

Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.

Investments in TBAs may give rise to a form of leverage and may cause the

Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the

Portfolio's investments may be denominated in foreign currencies and therefore,

changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments,

indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'

performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the

Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter     9/30/09         4.79%

Low Quarter      9/30/08        -7.10%

Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns Core Plus Fixed Income Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I Return before Taxes		6.19%	2.34%	3.74%	Nov. 14, 1984
Class I After Taxes on Distributions	Class I Return after Taxes on Distributions		4.62%	0.56%	1.80%	Nov. 14, 1984
Class I After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Fund Shares		4.00%	0.93%	2.03%	Nov. 14, 1984
Class P	Class P Return before Taxes		5.90%	2.07%	3.47%	Nov. 07, 1996
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[1]	7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Index	Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)	[2]	6.28%	5.80%	5.36%
[1]	The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.
[2]	The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns.

Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.